Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Acquired Intangible Assets and Weighted-Average Amortization Period

Intangible assets acquired during the fiscal year ended March 31, 2012 totaled 174,430 million yen, of which 174,275 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements*[1]	103,036	7
Customer relationships	19,793	14
Trademarks	14,177	7
Software to be sold, leased or otherwise marketed	23,621	3
Other	13,648	4

*1	Includes intellectual property cross-licensing and developed technology relating to the Sony Ericsson acquisition. Refer to Note 24.

Intangible Assets Subject to Amortization

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2011		March 31, 2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	122,444	(69,224)	226,142	(80,334)
Customer relationships	3,051	(1,105)	23,758	(1,409)
Trademarks	4,938	(1,401)	20,214	(2,154)
Software to be sold, leased or otherwise marketed	76,112	(40,447)	98,852	(58,865)
Music catalogs	160,325	(40,455)	157,699	(45,570)
Artist contracts	27,727	(17,903)	27,401	(19,419)
Television carriage agreements (broadcasting agreements)	35,874	(228)	36,216	(2,370)
Other	82,519	(40,136)	87,843	(54,338)

Total	512,990	(210,899)	678,125	(264,459)

Estimated Aggregate Amortization Expense for Intangible Assets

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions
2013	68,735
2014	58,885
2015	48,971
2016	41,218
2017	36,509

Total Carrying Amount of Intangible Assets having Indefinite Life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Trademarks	66,967	66,729
Distribution agreements	18,834	18,807
Other	3,230	4,497

Total	89,031	90,033

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Imaging Products & Solutions	Game	Mobile Products & Communications*[1]	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2010:
Goodwill — gross	4,883	123,881	—	5,320	62,441	102,481	110,192	3,020	40,938	453,156
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	4,583	123,881	—	0	62,441	102,481	109,886	2,314	33,283	438,869

Increase (decrease) due to:
Acquisitions*[2]	1,085	—	—	—	—	46,504	203	—	55	47,847
Sales and dispositions	—	(257)	—	—	—	—	—	—	—	(257)
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	76	(510)	—	—	(45)	(8,401)	(6,956)	—	(1,499)	(17,335)
Other*[3]	—	171	—	—	232	—	(445)	—	(77)	(119)

Balance, March 31, 2011:
Goodwill — gross	6,044	123,285	—	5,320	62,628	140,584	102,994	3,020	39,417	483,292
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	5,744	123,285	—	0	62,628	140,584	102,688	2,314	31,762	469,005

Increase (decrease) due to:
Acquisitions	—	166	128,522	—	—	1,330	—	—	4,358	134,376
Sales and dispositions	—	—	—	—	(589)	—	—	—	—	(589)
Impairments*[4]	—	—	—	—	—	—	—	—	(932)	(932)
Translation adjustments	124	(240)	9,733	—	(107)	(3,073)	(1,891)	—	(585)	3,961
Other*[3]*[5]	(201)	—	—	—	(28,773)	(521)	(147)	—	579	(29,063)

Balance, March 31, 2012:
Goodwill — gross	5,967	123,211	138,255	5,320	33,159	138,320	100,956	3,020	43,769	591,977
Accumulated impairments	(300)	—	—	(5,320)	—	—	(306)	(706)	(8,587)	(15,219)

Goodwill	5,667	123,211	138,255	0	33,159	138,320	100,650	2,314	35,182	576,758

*1	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.

*2	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network, LLC (“GSN”) acquisition. Refer to Note 24.

*3	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.

*4	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.

*5	During the fiscal year ended March 31, 2012, Sony entered into a memorandum of understanding with a third-party to sell the chemical products business, which is included in the Devices segment. Sony classified certain assets and liabilities related to the business as held for sale as of March 31, 2012, and anticipates completing the divestiture during the fiscal year ending March 31, 2013. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale include 29,182 million yen of goodwill and it was reclassified to other assets in the consolidated balance sheets. Refer to Note 25.